CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 99,407,217	$ 86,846,791	$ 63,883,520
Cost of sales	(92,936,029)	(82,903,989)	(48,239,478)
Gross profit	6,471,188	3,942,802	15,644,042
Operating expenses:
Selling and marketing expenses	3,117,906	2,215,651	2,647,429
General and administrative expenses	5,772,710	2,482,972	2,897,995
Research and development costs	1,234,161	1,123,555	1,452,061
Total operating expenses	10,124,777	5,822,178	6,997,485
Operating Income (loss)	(3,653,589)	(1,879,376)	8,646,557
Other income (expenses):
Interest expenses	(1,196,648)	(1,000,554)	(1,151,045)
Interest income	13,733	7,192	24,437
Gain on disposal of subsidiary, net	0	536,612	0
Income (loss) on investment	50,649	(256,937)	0
Other income, net	431,438	327,845	921,973
Total other expenses, net	(700,828)	(385,842)	(204,635)
Income (loss) before income taxes	(4,354,417)	(2,265,218)	8,441,922
Income tax recovery (expense)	552,146	1,428,202	(248,228)
Net (loss) income	(3,802,271)	(837,016)	8,193,694
Net (loss) income attributable to non-controlling interests	2,757	11,402	(86,828)
Net (loss) income attributable to ZK International Group Co., Ltd.	(3,799,514)	(825,614)	8,106,866
Net (loss) income	(3,802,271)	(837,016)	8,193,694
Other comprehensive income (loss):
Foreign currency translation adjustment	2,423,439	2,319,048	(1,694,278)
Total comprehensive income	(1,378,832)	1,482,032	6,499,416
Comprehensive loss (income) attributable to non-controlling interests	(14,773)	(6,136)	(73,919)
Comprehensive income attributable to ZK International Group Co., Ltd.	$ (1,393,605)	$ 1,475,896	$ 6,425,497
Basic and diluted earnings (loss) per share
Basic	$ (0.17)	$ (0.05)	$ 0.49
Diluted	$ (0.17)	$ (0.05)	$ 0.49
Weighted average number of shares outstanding
Basic	21,873,594	16,558,037	16,551,708
Diluted	22,633,819	16,558,037	16,551,708